Leases - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease [Abstract]
Interest expense	$ 527	$ 142	$ 195
Depreciation charge of right-of-use assets	5,743	4,399
Expense relating to short-term leases	1,132	182
Total amount recognized in profit or loss	$ 7,402	$ 4,723